Shareholder Fees - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio
Shareholder Fees:
(fees paid directly from your investment)